Acquisition of aircraft	12 Months Ended
Dec. 31, 2017
Acquisition Of Aircraft
Acquisition of aircraft
(33)	Acquisition of aircraft

In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines are as follows:

Airbus – The Company has 124 firm orders for the acquisition of A320 family aircraft with deliveries scheduled between 2019 and 2025.

In December 2017, the Company signed two Aircraft Assignment Agreements, one assigning 5 aircraft of the A-320 family to Muisca Aviation Limited and another assigning 4 aircraft of the A-320 family to Tejo Aviation Limited.

Under the terms of these agreements to acquire Airbus aircraft, the Company must make pre-delivery payments to Airbus on predetermined dates.

Boeing – The Company has 4 firm orders for the acquisition of B787 aircraft with deliveries scheduled between 2018 and 2019 as well as 9 purchase options.

In September 2017, the Company signed an amendment to convert three 787-8 to 787-9 with scheduled deliveries in 2019. Additionally, in July 2017 the Company exercised the purchase option for a 787-8 with scheduled delivery in 2018.

Other – The Company has 5 firm orders for the acquisition of spare engines with deliveries between 2018 and 2020.

On November 2017, the Company also signed two Aircraft Sale and Purchase Agreement between Transasia Airways Corporation y Avianca. Each agreement for an A330-300 that were delivered in January 2018.

The value of the final purchase orders is based on the aircraft price list (excluding discounts and contractual credits granted by the manufacturers) and including estimated incremental costs. As of December 31, 2017, commitments acquired with manufacturers for the purchase of aircraft and advance payments are summarized below.

	Year one	Year two	Year three	Year four	Thereafter	Total
Advance payments	$108,957	$209,243	$236,708	$205,594	$591,293	$1,351,795
Aircraft acquisition commitments	$290,481	$971,515	$2,123,151	$2,405,017	$8,981,499	$14,771,663